CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 65,573	$ 9,548	¥ 47,079	¥ 143,284
Foreign currency translation:
Change in unrealized (losses) gains	22,332	3,252	(15,470)	(18,646)
Share of other comprehensive income of equity method investees:
Change in unrealized (losses) gains	1,493	217	(784)	(1,449)
Interest rate swaps under hedge accounting and others:
Change in unrealized gains	10	2	157	104
Other comprehensive (loss) income	23,835	3,471	(16,097)	(19,991)
Total comprehensive income	89,408	13,019	30,982	123,293
Total comprehensive loss attributable to noncontrolling interests	6,480	944	17,361	9,005
Total comprehensive income attributable to ordinary shareholders	¥ 95,888	$ 13,963	¥ 48,343	¥ 132,298